Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
KraneShares Bosera MSCI China A Share ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares Bosera MSCI China A Share ETF
Supplement [Text Block]	ck0001547576_SupplementTextBlock

KRANESHARES TRUST

KraneShares Bosera MSCI China A Share ETF (the “Fund”)

Supplement dated December 24, 2014 to the

Statutory Prospectus and Summary Prospectus for the Fund (each, a “Prospectus” and together, the “Prospectuses”)

This supplement provides new and additional information beyond that contained in the currently effective Statutory Prospectus and Summary Prospectus listed above and should be read in conjunction with the Prospectuses.

Effective November 17, 2014, Chinese authorities issued a circular (Caishui [2014] 79) clarifying the corporate income tax policy of the People’s Republic of China (“PRC”) in respect of renminbi qualified foreign institutional investors (“RQFIIs”). Pursuant to the circular, capital gains generated prior to November 17, 2014 by RQFIIs were generally made subject to the 10% PRC withholding income tax (“WHT”). Since inception through November 17, 2014, the Fund’s investment activities were conducted through an RQFII and generated capital gains potentially subject to approximately USD 40,000 of PRC WHT.

To date, the Fund has not withheld or established a reserve for the tax, and management is reviewing the applicability of tax treaties that may reduce, or eliminate the applicability of, the PRC WHT for the Fund. If it is ultimately determined, however, that the Fund must pay the tax, management will cause the Fund to withhold or establish a reserve for the tax, or pay the tax (out of current assets or distributable income). Any of these actions would cause shareholders of the Fund at that time to bear the cost of the tax, even if they did not benefit from the Fund’s trading activities that precipitated the tax . Conversely, shareholders of the Fund prior to the time that the Fund withholds or establishes a reserve for the tax, or pays the tax (out of current assets or distributable income) would not have borne the tax, even if they did benefit from the Fund’s trading activities that precipitated the tax . Any such tax liability would likely materially adversely impact the Fund’s return and net asset value (“NAV”).

As a result of the changes in the PRC tax regime discussed above, the below changes apply to the Prospectuses.

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In the Principal Risks section of the Prospectuses, in the sub-section on China Risk, in the sub-subsection on Specific Risks of Investing in the A-Shares Market, the Tax Risk is deleted in its entirety and replaced with the following:

Tax Risk. Any capital gains generated by the Fund’s trading in A Shares prior to November 17, 2014 will be subject to the PRC WHT, unless the Fund determines, for example, that certain tax treaties reduce, or eliminate the applicability of, the tax for the Fund. The Fund is currently considering the availability of such treaties and has not withheld or otherwise established a reserve for the tax. If it is ultimately determined that the Fund must pay the PRC WHT, shareholders of the Fund at the time that the Fund withholds or establishes a reserve for the tax, or pays the tax (out of current assets or distributable income) will bear the tax, even if they did not benefit from the trading activities that precipitated the tax. Conversely, shareholders of the Fund prior to the time that the Fund withholds or establishes a reserve for the tax, or pays the tax (out of current assets or distributable income) will not have borne the tax, even if they did benefit from the Fund’s trading activities that precipitated the tax. The amount of any withholding accrued by the Fund, reserve established by the Fund, or tax paid by the Fund will be disclosed in the Fund’s annual and semi-annual reports to shareholders. The imposition of the tax on the Fund would likely materially adversely affect the Fund’s return and NAV. The Fund is expected to be temporarily exempt from the PRC WHT on its trading in A Shares as of November 17, 2014.

The PRC WHT on dividends and interest, if any, is normally withheld by the Fund’s custodian bank. To the extent such WHT was not withheld by the Fund’s custodian bank, however, Krane has made or would generally need to make relevant provision for the tax on dividends from A Shares and any relevant interest.

Supplement Closing Text Block	ck0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.